NOTE 20. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC. (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
General and administrative expenses	$ 17,139	$ 8,810	$ 8,819
Litigation expense	0	4,350	0
Total operating expenses	55,961	25,095	11,146
Net income	8,281	10,166	11,828
FINCERA INC.
Equity in profit (loss) of subsidiaries, continued	926
Equity in profit of subsidiaries, discontinued	8,205
Total equity in profit of subsidiaries	9,131
General and administrative expenses	850
Litigation expense	0
Total operating expenses	850
Income from operations	8,281
Net income	$ 8,281
FINCERA INC.
Equity in profit (loss) of subsidiaries, continued		(10,158)	(4,469)
Equity in profit of subsidiaries, discontinued		26,488	20,594
Total equity in profit of subsidiaries		16,330	16,125
General and administrative expenses		1,814	4,297
Litigation expense		4,350	0
Total operating expenses		6,164	4,297
Income from operations		10,166	11,828
Net income		$ 10,166	$ 11,828